Other Assets - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Changes in provisions and indemnification assets	$ 1.8	$ 0.2
Bottom of range [member]
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate	0.75%	0.75%
Top of range [member]
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate	5.15%	5.15%